Available-for-sale equity securities	12 Months Ended
Mar. 31, 2015
Available-for-sale equity securities
Available-for-sale equity securities

9Available-for-sale equity securities

	March 31,
	2014	2015	2015
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	4,630	4,205	678
Cordlife Group Limited - listed on Singapore Exchange	139,617	118,211	19,070

Total listed equity securities, at market	144,247	122,416	19,748

During the year ended March 31, 2008, the Group acquired 11,730,000 ordinary shares of Cordlife Limited (“CBB”) at a total cost of RMB53,699. CBB was a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and was listed on the Australian Securities Exchange. During the year ended March 31, 2009, the Group acquired an additional 5,795,000 ordinary shares of CBB at a total cost of RMB11,172, satisfied in cash. The Group further subscribed for 6,841,666 shares of CBB at a total cost of RMB13,245, satisfied in cash, during the year ended March 31, 2011. As of March 31, 2011, the Group held 24,366,666 ordinary shares of CBB.

On June 16, 2011, the shareholders of CBB approved a capital reduction by way of distribution in specie. The scheme involved a spin off of Cordlife Pte Ltd from CBB, and the shares of Cordlife Pte Ltd were distributed to the then shareholders of CBB on a pro rata basis. The restructuring and distribution in specie were completed and effective on June 30, 2011. After the restructuring of CBB as of June 30, 2011, the Group owned a total of 24,366,666 shares in each of CBB and Cordlife Pte Ltd, respectively. The Group’s original investment in CBB upon the completion of restructuring was recognized as two separate investments consisting of CBB and Cordlife Pte Ltd. The capital reduction or the distribution in specie by CBB did not constitute a sale of available-for-sale equity securities. The cost of both investments was determined based on their respective estimated fair values as of the restructuring date and adjusted by the unrealized holding gains of CBB recorded in accumulated other comprehensive income on pro rata basis. After the restructuring, Cordlife Pte Ltd was a private company, whose shares did not have a readily determinable fair value. The investment in Cordlife Pte Ltd was therefore accounted for by the cost method under ASC 325-20, before its listing on the Singapore Exchange on March 29, 2012.

In connection with a proposed listing on the Singapore Exchange, Cordlife Pte Ltd changed its name to CGL. On March 29, 2012, CGL was listed on the Singapore Exchange. Upon CGL’s listing on March 29, 2012, the Group accounted for its investment in CGL at fair value.

In July 2013, CBB changed its name to Life Corporation Limited (“LFC”) and in December 2013, LFC did a reverse stock split at the rate of 1 to 3.

As of March 31, 2014, the Group held 8,122,222 ordinary shares in LFC and 24,366,666 ordinary shares in CGL and the Group’s equity interest in LFC and CGL was 11.4% and 9.2%, respectively.

During the year ended March 31, 2015, the Group acquired an additional 1,150,000 ordinary shares of CGL at a total cost of RMB4,647 (US$750), satisfied in cash.

As of March 31, 2015, the Group held 8,122,222 ordinary shares in LFC and 25,516,666 ordinary shares in CGL and the Group’s equity interest in LFC and CGL was 11.4% and 9.8%, respectively.

In February and August 2014 respectively, CGL announced dividends of SGD0.01 per ordinary share relating to CGL’s fiscal year ended June 30, 2014 and the Group received dividends of SGD487 (equivalent to RMB2,344) during the year ended March 31, 2015. Dividends received from CGL during the years ended March 31, 2013, 2014 and 2015 of RMB4,685, RMB2,414 and RMB2,344 (US$378), respectively, were recorded in dividend income in the consolidated statements of comprehensive income.

As of March 31, 2014, the cost basis of the available-for-sale equity securities was RMB40,690. Total unrealized net holding losses of LFC was RMB6,527 and total unrealized net holding gains of CGL was RMB121,047. The aggregate fair values was RMB144,247 as of March 31, 2014.

As of March 31, 2015, the cost basis of the available-for-sale equity securities was RMB45,337 (US$7,314). Total unrealized net holding losses of LFC was RMB6,918 (US$1,116) and total unrealized net holding gains of CGL was RMB95,763 (US$15,448). The aggregate fair values was RMB122,416 (US$19,748) as of March 31, 2015.

The available-for-sale equity securities are held by a subsidiary whose functional currency is Hong Kong dollars. Both securities are traded in a foreign market. The fair values are based on the current market values of the securities and the current exchange rates between Hong Kong dollars and Australia dollars or Singapore dollars, as applicable. Both investments are translated into RMB, the Group’s reporting currency, using the exchange rate at the balance sheet dates.

The Group determined that the unrealized loss of LFC as of March 31, 2014 and 2015 was temporary. During the years ended March 31, 2014 and 2015, the market price of LFC was volatile. During the year ended March 31, 2014, the average monthly market price exceeded the cost basis of the investment. As of March 31, 2015, the length of time to which the market value of LFC was less than cost was less than six months.